Securities Act Registration No. 333-147324 Investment Company Act Registration No. 811-22143

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 32	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 33	[X]

WALTHAUSEN FUNDS

(Exact Name of Registrant as Specified in Charter)

2691 Route 9, Suite 102
Malta, NY	12020
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (518) 371-3450

John B. Walthausen
Walthausen Funds
2691 Route 9, Suite 102
Malta, NY 12020

(Name and Address of Agent for Service)

Copies to:

JoAnn S. Strasser
Thompson Hine, LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[X]	on October 6, 2020 pursuant to paragraph (a)(1)
[ ]	on 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND

INSTITUTIONAL CLASS TICKER WSVIX

For Investors Seeking Long-Term Capital Appreciation

PROSPECTUS

October ___, 2020

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a web-site, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section	1

Investment Objective	1
Fees and Expenses of the Fund	1
The Principal Investment Strategy of the Fund	2
The Principal Risks of Investing in the Fund	2
Performance	3
Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Cybersecurity	4

Investment Objective, Principal Investment Strategy,
Related Risks, and Disclosure of Portfolio Holdings	5

Investment Objective	5
The Principal Investment Strategy of the Fund	5
The Investment Selection Process Used by the Fund	5
The Principal Risks of Investing in the Fund	6
Portfolio Holdings Disclosure	7

Management	7

The Investment Advisor	7

Shareholder Information	8

Pricing of Fund Shares	8
Customer Identification Program	9
Investing in the Fund	9
Investments Made Through Brokerage Firms or Other Financial Institutions	9
Minimum Investments	9
Types of Account Ownership	10
Instructions For Opening and Adding to an Account	10
Telephone and Wire Transactions	11
Tax-Deferred Plans	11
Types of Tax-Deferred Accounts	11
Automatic Investment Plans	12
Instructions For Selling Fund Shares	12
Additional Redemption Information	13
Shareholder Communications	14
Dividends and Distributions	15
Share Classes	15
Market Timing	15
Taxes	16
Other Fund Service Providers	17
Privacy Policy	18
Financial Highlights	19

Summary Section

Investment Objective

• The Walthausen Focused Small Cap Value Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Institutional
Class
Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Deferred Sales Charge (Load)	None
Sales Charge (Load) Imposed on Reinvested Dividends	None

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)
Management Fees (1)	0.85%
Distribution 12b-1 Fees	0.00%
Other Expenses (1)	0.20%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver / Expense Reimbursement (2)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%

(1) The Management Fees and Other Expenses have been restated to reflect lower contractual fee agreements.

(2) The Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.85% of its average daily net assets through October __, 2025. The Advisor may not terminate the fee waiver before October __, 2025. The Trustees may terminate the expense waiver upon notice to the Advisor.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Walthausen Focused Small Cap Value Fund	One Year	Three Years	Five Years	Ten Years
Institutional Class	$_____	$_____	$_____	$_____

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.95% of the average value of its portfolio.

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The Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of small capitalization companies that Walthausen & Co., LLC (the "Advisor") believes have the potential for capital appreciation. The Advisor invests in small capitalization companies with market capitalizations below that of the largest member of the Russell 2000 Index at the time of purchase. The Fund typically invests in 30 to 50 companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. common stocks of small capitalization companies, as defined above. The Fund emphasizes a "value" investment style, investing in companies that appear underpriced according to certain financial measurements of their worth or business prospects. Financial measures which are used to assess value are Price to Book ratio and Enterprise Value to EBITDA (Earnings before interest, taxes, depreciation and amortization) ratio and other widely used valuation metrics. Those ratios are compared to similar metrics for the market and comparable securities. The Advisor defines Enterprise Value as the market value of a company's equity, debt and unfunded pension claims, less cash. EBITDA is a company's earnings before interest, taxes, depreciation and amortization.

The Advisor may sell a company when the company reaches the Advisor's projection of the stock's future target price, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when the Advisor determines that management of the company is not enhancing shareholder value. These portfolio reviews are conducted continuously through close monitoring of stock prices, changes in the economy, and corporate developments.

The Principal Risks of Investing in the Fund

As with all mutual funds, there is the risk that you could lose some or all of your investment in the Fund.

Risks of Investing in Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small capitalization companies may experience higher failure rates than do larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund's investments and could impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to a projected future value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

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Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.walthausenfunds.com or by calling 1-888-925-8428.

The year-to-date return as of September 30, 2020 was ___ % for the Institutional Class.

Best Quarter (December 31, 2011) +16.35%     Worst Quarter (September 30, 2011) -20.00%

			Since
AVERAGE ANNUAL TOTAL RETURN			Inception
FOR THE PERIODS ENDED 12/31/19	1 Year	5 Years	(12/27/2010)

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND
(Institutional Class)
Return Before Taxes	28.98%	6.68%	10.01%
Return After Taxes on Distributions	27.38%	4.19%	8.17%
Return After Taxes on Distributions and Sale of Fund Shares	18.30%	4.78%	7.74%
Russell 2000 Value Index* (does not reflect deductions for fees,	22.39%	6.99%	9.00%
expenses or taxes)
Russell 2500 Value Index* (does not reflect deductions for fees,	23.56%	7.18%	9.79%
expenses or taxes)

*The Fund is changing its index from the Russell 2500 Value Index to the Russell 2000 Value Index to provide a better comparison to the Fund's strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prospectus 3

Management Investment Advisor Walthausen & Co., LLC (the “Advisor”)

Portfolio Managers

John B. Walthausen has managed the Fund since its inception in December 2010. Mr. Walthausen is the Chief Investment Officer of the Advisor. Gerard S.E. Heffernan has co-managed the Fund since March 2018. Mr. Heffernan is a portfolio manager for the Advisor.

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

Institutional Class	Initial	Additional
Regular Account	$10,000	$1,000
Automatic Investment Plan	$10,000	$1,000
IRA Account	$5,000	$500

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Walthausen Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707), by wire, or by telephone at 1-888-925-8428.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund and/or its investment adviser may pay the intermediary a fee as compensation for the services it provides. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of

Prospectus 4

applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Investment Objective, Principal Investment Strategy, Related Risks, and Disclosure of Portfolio Holdings

Investment Objective

• The Fund seeks long-term capital appreciation.

The Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of small capitalization companies that Walthausen & Co., LLC (the "Advisor") believes have the potential for capital appreciation. The Advisor invests in small capitalization companies with market capitalizations below that of the largest member of the Russell 2000 Index at the time of purchase. The Fund typically invests in 30 to 50 companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. common stocks of small capitalization companies, as defined above. The Fund emphasizes a "value" investment style, investing in companies that appear underpriced according to certain financial measurements of their worth or business prospects. Financial measures which are used to assess value are Price to Book ratio and Enterprise Value to EBITDA (Earnings before interest, taxes, depreciation and amortization) ratio and other widely used valuation metrics. Those ratios are compared to similar metrics for the market and comparable securities. The Advisor defines Enterprise Value as the market value of a company's equity, debt and unfunded pension claims, less cash. EBITDA is a company's earnings before interest, taxes, depreciation and amortization. The Fund may invest in other securities as described in the Statement of Additional Information, which is available upon request.

The Investment Selection Process Used by the Fund

The Advisor uses a process with multiple steps to review the universe of small capitalization companies from various angles to identify a diversified pool of quality candidates. The methods used by the Adviser to search for candidates include: a proprietary scoring system that focuses on finding companies on the cusp of positive change; a screen to identify stocks that are trading at the low end of their historical valuation; tracking insider transactions for indications that management is confident of future prospects; attending investor conferences and corporate analyst events to learn details of corporate plans. The Advisor's detailed analysis involves a review of relevant regulatory filings including 10Ks, 10Qs and proxy statements and analysis of available information including credit agreements, industry publications, and news articles. The Advisor uses this information to understand the business and build financial models. Models are constructed using consistent formats that allow the Advisor to find pertinent information enabling it to compare each candidate to other companies that the Advisor has also analyzed. In constructing the models, the two critical areas for the Advisor are the cash flow statement and balance sheet because they allow the Advisor to evaluate a company's sustainable free cash flow. Given the importance that the Advisor places on a company's cash flow, the analysts pay particular attention to the accounting footnotes contained within. The portfolio managers and analysts develop a detailed projection of future earnings, cash flow and balance sheet to assist in developing an investment rational or thesis along with detailed price targets and an examination of risks inherent in the investment.

Prospectus 5

The Advisor may sell a company when the company reaches the Advisor's projection of the stock's future target price, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when the Advisor determines that management of the company is not enhancing shareholder value. These portfolio reviews are conducted continuously through close monitoring of stock prices, changes in the economy, and corporate developments.

The Advisor does not engage in market timing. The Fund may hold cash and cash equivalents to enable the Advisor to take advantage of opportunities in the market. However, the Advisor does reserve the right to increase cash positions at its discretion if it understands it to be for the shareholders' benefit.

The Principal Risks of Investing in the Fund

As with all mutual funds, there is the risk that you could lose some or all of your investment in the Fund.

Risks of Investing in Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small capitalization companies may have limited markets, product lines or financial resources and may lack management experience.

Risks in General

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is risk that these and other factors may adversely affect the Fund’s performance. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. You may lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund's investments and could impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The COVID-19 global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting international and domestic travel, and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact the Fund and its investments.

Prospectus 6

Risks of Investing in Common Stocks

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that the Fund invests in, including the strength of the company’s management or the demand for its product or services. You should be aware that a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline if its earnings or revenues fall short of expectations.

There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund’s investments may increase or decrease more than the stock markets in general.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to a projected future value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Advisor invests a significant portion of its assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. The sectors in which the Fund may be overweighted will vary.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Portfolio Holdings Disclosure

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

Management

The Investment Advisor

Walthausen & Co., LLC, 2691 Route 9, Suite 102, Malta, NY 12020, is the investment advisor of the Fund and has responsibility for the management of the Fund's affairs, under the supervision of the Fund's Board of Trustees. The Fund's investment portfolio is co-managed on a day-to-day basis by John B. Walthausen and Gerard S.E. Heffernan. Mr. Walthausen founded the Advisor in 2007 and is a managing director of the Advisor. Mr. Walthausen is the Chief Investment Officer of the Advisor. Mr. Walthausen has managed the Fund since its inception. Mr. Walthausen's formal education includes a BA from Kenyon College and a MBA from New York University. Mr. Heffernan joined the Advisor in February 2018. His involvement in the investment industry spans over 25 years, including 15 years at Lord Abbett & Co., where he was a partner and portfolio manager specializing in small cap value equities. From June 2013 until February 2018, he was self-employed managing his own portfolio. Mr. Heffernan received a B.S. in Business Administration from Villanova University.

Prospectus 7

The Fund’s SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares. A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement between the Fund and the Advisor is available in the Annual Report to Shareholders for the fiscal year ended January 31, 2020.

Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For the fiscal year ended January 31, 2020, the Advisor received an investment management fee at an annual rate equal to 0.90% of the average daily net assets of the Fund. Effective October __, 2020 the Advisor reduced the investment management fee to an annual rate equal to 0.85% of the average daily net assets of the Fund. Effective October __, 2020 under a Services Agreement with the Fund, the Advisor receives an additional fee of 0.20% of the Fund’s average daily net assets and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses. The Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.85% of its average daily net assets through Ocotober ___, 2025. The Advisor may not terminate the fee waiver before Ocotober ___, 2025. The Trustees may terminate the expense waiver upon notice to the Advisor.

The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. The Fund may purchase securities issued by these financial institutions or their affiliates, however, the portfolio manager is prohibited from considering the services provided by the financial institution in making a decision whether to purchase or sell the securities of the financial institution or its affiliates.

An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund.

Shareholder Information

Pricing of Fund Shares

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund’s net asset value (“NAV”). A separate NAV is calculated for each share class of the Fund. The NAV for a class is calculated by adding the total value of the Fund’s investments and other assets allocable to a class, subtracting the liabilities allocable to that class and then dividing that figure by the number of outstanding shares of the class:

NAV = Total Assets - Liabilities / Number of Shares Outstanding

The NAV is generally calculated on each day the New York Stock Exchange is open as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time). The New York Stock Exchange is generally open every day other than weekends and holidays. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Fund’s Transfer Agent, Ultimus Fund Solutions. If you purchase shares directly from the Fund, your order must be placed with the Transfer Agent prior to the close of the trading of the New York

Prospectus 8

Stock Exchange in order to be confirmed for that day’s NAV. The Fund’s assets generally are valued at their market value. Certain short-term securities are valued at amortized cost, which approximates market value. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor may value the Fund’s assets at their fair value according to written policies approved by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The Fund may use pricing services to determine market value.

Customer Identification Program

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

Investing in the Fund

You may purchase shares directly through the Fund’s transfer agent or through a brokerage firm or other financial institution that has agreed to sell the Fund’s shares. If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application (To establish an IRA, complete an IRA Application). To request an application, call toll-free 1-888-925-8428.

Investments Made Through Brokerage Firms or Other Financial Institutions

If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. The Fund is deemed to have received your order when the brokerage firm or financial institution receives the order, and your purchase will be priced at the next calculated NAV. Your financial institution is responsible for transmitting your order in a timely manner.

Minimum Investments

Institutional Class	Initial	Additional
Regular Account	$10,000	$1,000
Automatic Investment Plan	$10,000	$1,000
IRA Account	$5,000	$500

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash,

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money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted. You will be charged an annual account maintenance fee of $15 for each tax-deferred account you have with the Fund. A $20 fee will be charged against your account for any payment check returned to the transfer agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or Fund’s agent) has the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Fund, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

• Individual or Joint Ownership

Individual accounts are owned by one person. Joint accounts have two or more owners.

• A Gift or Transfer to Minor (UGMA or UTMA) An UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

• Trust

An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

• Business Accounts

Corporation and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of a partnership.

• IRA Accounts

See “Tax-Deferred Plans” on page 11.

Instructions For Opening and Adding to an Account

TO OPEN AN ACCOUNT

By Mail

Complete and sign the Shareholder
Application or an IRA Application

Make your check payable to
Walthausen Funds
• For IRA accounts, please specify
the year for which the contribution
is made.

TO ADD TO AN ACCOUNT

By Mail

Complete the investment slip that is
included with your account statement,
and write your account number on
your check. If you no longer have
your investment slip, please reference
your name, account number, and
address on your check.

Prospectus 10

Mail the application and check to:

Walthausen Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

By overnight courier, send to:

Walthausen Funds
c/o Ultimus Fund Solutions, LLC
255 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

TO OPEN AN ACCOUNT

By Wire

Call 1-888-925-8428 for instructions
and prior to wiring to the Fund.

Mail the slip and the check to:

Walthausen Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

TO ADD TO AN ACCOUNT

By Wire

Call 1-888-925-8428 for instructions
and prior to wiring to the Fund.

Telephone and Wire Transactions

With respect to all transactions made by telephone, the Fund and its transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Fund nor the transfer agent will be liable for any loss, cost, or expense for acting upon an investor’s telephone instructions or for any unauthorized telephone redemption. In any instance where the Fund’s transfer agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Fund nor the transfer agent shall be liable for any losses which may occur because of delay in implementing a transaction.

If you purchase your initial shares by wire, the transfer agent first must have received a completed account application and issued an account number to you. The account number must be included in the wiring instructions as set forth on the previous page. The transfer agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Fund receives a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the transfer agent receives your wired funds and all required information is provided in the wire instructions. If the wire is not received by 4:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to defer income taxes due on your investment income and capital gains. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

Prospectus 11

U.S. Bank, N.A. serves as the custodian for the tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $15 for each tax-deferred account you have with the Fund. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Types of Tax-Deferred Accounts

• Traditional IRA

An individual retirement account. Your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.

• Roth IRA

An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.

• Spousal IRA

An IRA funded by a working spouse in the name of a non-earning spouse.

• SEP-IRA

An individual retirement account funded by employer contributions. Your assets grow tax-deferred and distributions are taxable as income.

• Keogh or Profit Sharing Plans

These plans allow corporations, partnerships and individuals who are self-employed to make tax-deductible contributions for each person covered by the plans.

• 403(b) Plans

An arrangement that allows employers of charitable or educational organizations to make voluntary salary reduction contributions to a tax-deferred account.

• 401(k) Plans

Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($1,000 minimum per purchase) in the Fund from your bank or savings account. Your initial investment minimum is $10,000 if you select this option. Shares of the Fund may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable shareholders to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Fund.

FOR INVESTING

Automatic Investment Plan

For making automatic investments from a designated bank account.

Payroll Direct Deposit Plan

For making automatic investments from your payroll check.

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the Fund unless you indicate otherwise on the account application or in writing.

Prospectus 12

Instructions For Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the transfer agent as described in the section “TO SELL SHARES” in the below section. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your sale. Your order will be processed promptly and you will generally receive the proceeds within seven days after the Fund receives your properly completed request. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, from the sale of portfolio securities, and then from borrowing from a bank line of credit. These redemption payment methods will be used in regular and stressed market conditions. The Fund will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days. This procedure is intended to protect the Fund and its shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balanced will be redeemed. If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing. You will be charge a $20 fee for wire redemptions.

TO SELL SHARES

By Mail

Write a letter of instruction that includes:

  The names(s) and signature(s) of all account owners.
  Your account number.
  The dollar or share amount you want to sell.
  Where to send the proceeds.
  If redeeming from your IRA, please note applicable withholding requirements.
  Obtain a signature guarantee or other documentation, if required.

Mail your request to:

Walthausen Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

By overnight courier, send to:

Walthausen Funds
c/o Ultimus Fund Solutions, LLC
255 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

By Telephone

  You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate sec- tion of the account application that you decline this option. Otherwise, you may redeem Fund shares by calling 1-888-925-8428. Redemption proceeds will only be mailed to your address of record.
  You may only redeem a maximum of $25,000 per day by telephone.
  You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.
  Unless you decline telephone privileges in writing or on your account application, as long as the Fund takes reasonable measures to verify the order, you may be respon- sible for any fraudulent telephone order.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S.1-888-925-8428.

Prospectus 13

Additional Redemption Information Signature Guarantees

Signature guarantees are designed to protect both you and the Fund from fraud. A signature guarantee of each account owner is required to redeem shares in the following situations:

  If you change ownership on your account.
  If you request the redemption proceeds to be sent to a different address than that registered on the account.
  If a change of address request has been received by the Transfer Agent within the last 15 days.
  If you wish to redeem $50,000 or more from any shareholder account.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A notary public cannot provide signature guarantees.

The Fund reserves the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call 1-888-925-8428.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trusts, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-888-925-8428 to determine what additional documents are required.

Address Changes

To change the address on your account, call the transfer agent at 1-888-925-8428 or send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the transfer agent at 1-888-925-8428 to determine what additional documents are required.

Redemption Initiated by the Fund

Because there are certain fixed costs involved with maintaining your account, the Fund may require you to redeem all of your shares if your account balance falls below $500. After your account balance falls below the minimum balance, you will receive a notification from the Fund indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $500 after 60 days, the Fund may close your account and send you the proceeds. This minimum balance requirement does not apply to accounts using automatic investment plans, to IRAs, and to other tax-sheltered investment accounts. The right of redemption by the Fund will not apply if the value of your account balance falls below $500 because of market performance. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax adviser.

Prospectus 14

Shareholder Communications

Account Statements

Every quarter, shareholders of the Fund will automatically receive regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports will be sent at least semi-annually. Annual reports will include audited financial statements. To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Fund.

Dividends and Distributions

The Fund intends to pay distributions on an annual basis and expects that distributions will consist primarily of capital gains. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Fund or receive these distributions in cash. Dividends and distributions from the Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the transfer agent at 1-888-925-8428 or send a written notification to:

Walthausen Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Share Classes

Institutional Class

Institutional Class shares of the Fund are sold at NAV and are not subject to 12b-1 distribution fees. Institutional Class shares require a minimum initial investment of $10,000.

Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions, and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management, and increase Fund expenses for all shareholders. The Board of Trustees also has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy applies uniformly to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so. The Fund may invest in foreign securities, and small capitalization companies, and therefore may have additional risks associated with market timing.

Prospectus 15

Because the Fund may invest in securities that are, among other things, priced on foreign exchanges, thinly traded, traded infrequently or relatively illiquid, the Fund has the risk that the current market price for the securities may not accurately reflect current market values. This can create opportunities for market timing by shareholders. For example, securities trading on overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences, and therefore could dilute the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.

Taxes

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). Dividends paid by the Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by the Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Redemptions of shares of the Fund are taxable events which you may realize as a gain or loss. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

The Fund’s distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions. For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax may be imposed on distributions you receive from the Fund and on gains from selling, redeeming or exchanging your shares.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Fund.

Prospectus 16

Other Fund Service Providers

Distributor
Rafferty Capital Markets, LLC

Custodian
U.S. Bank, N.A.

Fund Administrator|
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
[___________________]

Investment Advisor
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Transfer Agent
Ultimus Fund Solutions, LLC

Prospectus 17

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpub-lic personal information about you:

     • Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

     • Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Prospectus 18

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial information for the six months ended July 31, 2020 is unaudited. The financial information for the fiscal years ended January 31 has been audited by [_____________], the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The Fund’s most recent semi-annual and annual reports are available upon request.

[to be supplied]

Prospectus 19

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Prospectus 21

Where To Go For Information

For shareholder inquiries please, call toll-free in the U.S. at 1-888-925-8428. You will also find more information about the Fund on our website at www.walthausenfunds.com or in the following documents:

Statement of Additional Information

The Statement of Additional Information contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. There are two ways to get a copy of these documents.

1. Call or write for one, and a copy will be sent without charge.
Walthausen Focused Small Cap Value Fund
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-888-925-8428
You may also obtain free copies of the Fund’s annual and semi-annual reports, when avail-
able, and the Statement of Additional Information through the Fund’s internet website at
www.walthausenfunds.com.

2. Go to the SEC’s website (www.sec.gov) and download a copy.

Walthausen Funds SEC file number 811-22143

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND 2691 Route 9, Suite 102 Malta, NY 12020

PART B

WALTHAUSEN FUNDS WALTHAUSEN FOCUSED SMALL CAP VALUE FUND Institutional Class (WSVIX)

STATEMENT OF ADDITIONAL INFORMATION

[________], 2020

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Walthausen Focused Small Cap Value Fund for your share class. The Fund’s Annual Report to Shareholders, as filed with the Securities and Exchange Commission on April 3, 2020, and the Fund’s Semi-Annual Report to Shareholders, as filed with the Securities and Exchange Commission on September __, 2020 have been incorporated by reference into this SAI. A free copy of the Prospectus can be obtained by writing the Transfer Agent at P.O. Box 46707, Cincinnati, Ohio 45246-0707 or by calling 1-888-925-8428.

TABLE OF CONTENTS
DESCRIPTION OF THE TRUST AND THE FUND	1
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	1
INVESTMENT LIMITATIONS	6
THE INVESTMENT ADVISOR	7
THE PORTFOLIO MANAGERS	8
TRUSTEES AND OFFICERS	9
BOARD INTEREST IN THE FUND	12
COMPENSATION	13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	13
AUDIT COMMITTEE	13
PORTFOLIO TRANSACTIONS AND BROKERAGE	13
ADDITIONAL TAX INFORMATION	14
PRICING OF FUND SHARES	16
PURCHASES AND SALES THROUGH BROKER DEALERS	17
ANTI-MONEY LAUNDERING PROGRAM	17
CUSTODIAN	17
FUND SERVICES	17
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	18
DISTRIBUTOR	18
DISCLOSURE OF PORTFOLIO HOLDINGS	18
FINANCIAL STATEMENTS	19
PROXY VOTING POLICIES	19

-i-

DESCRIPTION OF THE TRUST AND THE FUND

     Walthausen Focused Small Cap Value Fund (the "Fund"), formerly the Walthausen Select Value Fund up until October __, 2020, was organized as a diversified series of Walthausen Funds (the "Trust"), on December 1, 2010 and commenced operations on December 27, 2010. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 10, 2007 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is currently one of two series authorized by the Trustees. The investment adviser to the Fund is Walthausen & Co., LLC (the "Advisor").

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares and Sell Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Pricing of Fund Shares" in the Prospectus and in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use. A. Equity Securities. The Fund may invest in equity securities such as common stock, preferred stock, convertible securities, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

     Equity securities also include exchange traded funds (“ETFs”). To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available. When the Fund invests in ETFs or other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company.

     Many ETFs are organized as investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, the Fund's shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

     Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, a Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the "3% Limitation") or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Advisor acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

     In addition, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the FINRA for a fund of funds.

     The Fund may invest in tracking stocks. A tracking stock is a type of common stock that "tracks" or depends on the financial performance of a specific business unit or operating division of a company rather than the operations of the company as a whole. Tracking stocks trade as separate securities. As a result, if the unit or division does poorly, the value of the tracking stock may decrease even if the company as a whole performs well. The opposite may also be true. Shareholders of tracking stocks have a financial interest only in that unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets. If a tracking stock pays dividends, the amounts paid will solely depend on the performance of the business unit or division.

     B. Foreign Securities. The Fund may invest in foreign equity securities including American Depositary Receipts (“ADRs”) and ETFs that hold foreign securities. ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities.

     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that an advisor will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

     C. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

     In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or liquid assets equal to (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

     The Fund may also sell short “against the box”. Short sales “against the box” are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If the Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

     D. Securities Lending. The Fund may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, loans will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

     The Advisor understands that it is the current view of the staff of the Securities and Exchange Commission (the "SEC") that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

     E. Restricted and Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities where the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

     With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. The Fund will not, however, invest more than 10% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of restricted securities and, through reports from the Advisor, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of a Fund could be adversely affected.

     F. U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of, or guaranteed by the United States Treasury. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Moreover, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

     G. Corporate Debt Securities. Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

     H. Fixed Income Securities. The Fund may invest in all types of fixed income securities, including when-issued, delayed delivery, or forward commitment basis. Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that the Fund's investments in fixed income securities may fall when interest rates rise.

     Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

     I. Financial Services Industry Obligations. The Fund may invest in each of the following obligations of the financial services industry: (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     J. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

     K. Borrowing. The Fund is permitted to borrow money up to one-third of the value of its total assets. Borrowing is a speculative technique that increases both investment opportunity and a Fund's ability to achieve greater diversification. However, it also increases investment risk. Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     L. Options Transactions. The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

     M. Publicly Traded Partnerships/Master Limited Partnerships. The Fund may invest in publicly traded partnerships, including Master Limited Partnerships (“MLPs”). These are limited partnerships the interests in which (known as "units") are traded on public exchanges, just like corporate stock. Such limited partnerships provide an investor with a direct interest in a group of assets (generally, oil and gas properties). Publicly traded partnership units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. Publicly traded partnerships are also called master limited partnerships and public limited partnerships. A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in a publicly traded partnership, he or she becomes a limited partner. Publicly traded partnerships are formed in several ways. A non-traded partnership may decide to go public. Several non-traded partnerships may "roll up" into a single publicly traded partnership. A corporation may spin off a group of assets or part of its business into a partnership of which it is the general partner, either to realize what it believes to be the assets' full value or as an alternative to issuing debt. A corporation may fully convert to a partnership, although since 1986 the tax consequences have made this an unappealing; or, a newly formed company may operate as a publicly traded partnership from its inception.

     There are different types of risks to investing in publicly traded partnerships including regulatory risks and interest rate risks. Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change publicly traded partnerships business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long. In addition, publicly traded partnerships which charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect a publicly traded partnerships revenue stream negatively. Publicly traded partnerships also carry some interest rate risks. During increases in interest rates, publicly traded partnerships may not produce meaningful returns to shareholders.

     N. Real Estate Investment Trusts. The Fund may invest in the securities of real estate investment trusts (“REITs”). REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those that invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Unlike corporations, REITs do not pay income taxes if they meet certain IRS requirements. Real estate related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Like any investment in real estate, though, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e, they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Statement of Additional Information.

     5. Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISOR

     The Advisor is Walthausen & Co., LLC, located at 2691 Route 9, Suite 102, Malta, NY 12020. As the majority shareholder of the Advisor, John B. Walthausen is deemed to control the Advisor for purposes of the 1940 Act. Mr. Walthausen is a Trustee of the Trust and is an affiliate of the Trust and the Advisor.

     Under the terms of the Management Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For the fiscal years ended January 31, 2018, 2019, and 2020, the Advisor earned management fees equal to $749,386, $453,249 $107,944, respectively.

     The Advisor retains the right to use the name "Walthausen Focused Small Cap Value" or any derivative thereof in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Walthausen Focused Small Cap Value" or any derivative thereof automatically ceases ninety days after termination of the Management Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

     Under a Services Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except that the Fund pays all management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), underlying fund fees and expenses, and extraordinary or non-recurring expenses. Effective October __, 2020 under the Services Agreement, the Advisor receives an annual Services Agreement fee of 0.20% of the average daily net assets of the Fund. Prior to October __, 2020 under the Services Agreement, the Advisor received an annual Services Agreement fee of 0.45% of the average daily net assets of the Fund up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million. For the fiscal years ended January 31, 2018, 2019, and 2020, the Advisor earned services agreement fees equal to $374,694, $226,626 and $53,973, respectively. Effective October __, 2020 Advisor has contractually agreed to waive the Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.85% of its average daily net assets through October __, 2025. The Advisor may not terminate the fee waiver before October __, 2025. The Advisor waived Services Agreement fees for the Institutional Class Shares totaling $128,954 during the fiscal year ended January 31, 2018. The Advisor waived Services Agreement fees for the Institutional Class Shares totaling $107,442 during the fiscal year ended January 31, 2019. The Advisor waived Services Agreement fees for the Institutional Class Shares totaling $20,802 during the fiscal year ended January 31, 2020. Prior to May 15, 2020, the Fund offered R6 Class shares and Retail Class shares. Effective May 15, 2020, R6 Class shares and Retail Class shares were no longer available for purchase, and all outstanding shares of R6 Class shares and Retail Class shares were converted to Institutional Class shares. The Advisor contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the R6 Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.98% of its average daily net assets through the date of the share conversion. The Advisor waived Services Agreement fees for the R6 Class Shares totaling $871 during the fiscal year ended January 31, 2018. The Advisor waived Services Agreement fees for the R6 Class Shares totaling $1,978 during the fiscal year ended January 31, 2019. The Advisor waived Services Agreement fees for the R6 Class Shares totaling $1,099 during the fiscal year ended January 31, 2020.

     The Fund may also pay expenses, which it is authorized to pay pursuant to Rule 12b-1 under the Act; however, the Fund does not currently pay or accrue any distribution fees, but it reserves the right to pay or accrue such fees in the future upon notice to shareholders. See section “Distribution Plan” for more information.

THE PORTFOLIO MANAGERS

     Mr. John B. Walthausen and Mr. Gerard S.E. Heffernan (the “Portfolio Managers”) are the portfolio managers responsible for the day-to-day management of the Fund. The following provides information regarding other accounts managed by the Portfolio Managers as of January 31, 2020:

John B. Walthausen

				Total Assets By
			Number of Accounts	Account Type
	Number of Accounts	Total Assets By	by Type Subject to a	Subject to a
Account Type	by Account Type	Account Type	Performance Fee	Performance Fee
Registered Investment	3	$612 million	0	$0
Companies
Other Pooled	2	$68 million	0	$0
Investment Vehicles
Other Accounts	26	$157 million	0	$0

Gerard S.E. Heffernan

				Total Assets By
			Number of Accounts	Account Type
	Number of Accounts	Total Assets By	by Type Subject to a	Subject to a
Account Type	by Account Type	Account Type	Performance Fee	Performance Fee
Registered Investment	3	$612 million	0	$0
Companies
Other Pooled	2	$68 million	0	$0
Investment Vehicles
Other Accounts	19	$148 million	0	$0

     As of January 31, 2020, the Portfolio Managers managed the accounts listed above. The Portfolio Managers have not identified any material conflicts between the Fund and other accounts managed by the Portfolio Managers. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts. The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the Portfolio Managers could favor one account over another.

     Further, a potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Fund. These potential conflicts of interest could create the appearance that the Portfolio Managers are favoring one investment vehicle over another.

     John B. Walthausen and Gerard S.E. Heffernan are compensated in the form of salary, bonus and profit sharing related to the firm as a whole. It is not based specifically on work done on behalf of or performance of the Fund, or any other account.

     The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Fund as of January 31, 2020.

Portfolio Manager	Dollar Range of Equity Securities in the Fund
John B. Walthausen	over $1,000,000
Gerard S.E. Heffernan	$50,001–$100,000

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The Board has engaged the Advisor to manage and/or administer the Trust and is responsible for overseeing the Advisor and other service providers to the Trust and the Fund. The Board is currently composed of four Trustees, including three Trustees who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. The Board of Trustees has established an Audit Committee comprised entirely of Trustees who are Independent Trustees. The Audit Committee is generally responsible for (i) overseeing and monitoring the Trust's internal accounting and control structure, its auditing function and its financial reporting process, (ii) selecting and recommending to the full Board of Trustees the appointment of auditors for the Trust, (iii) reviewing audit plans, fees, and other material arrangements with respect to the engagement of auditors, including permissible non-audit services performed; (iv) reviewing the qualifications of the auditor's key personnel involved in the foregoing activities and (v) monitoring the auditor's independence.

     The Chairman of the Board of Trustees is Mr. Hany A. Shawky, who is an “independent person” of the Trust, within the meaning of the 1940 Act. The use of an independent Chairman balanced by an independent Audit Committee allows the Board to access the expertise necessary to oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions. Considering the size of the Trust and its shareholder base, the Trustees have determined that an independent Chairman balanced by an independent Audit Committee is the appropriate leadership structure for the Board of Trustees.

     Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the Fund’s Chief Compliance Officer, investment adviser and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment adviser, administrator, transfer agent and the independent registered public accounting firm, to discuss the activities of the Fund; (5) engaging the services of the Chief Compliance Officer of the Fund to test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

     Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. The characteristics that have led the Board to conclude that each of the Trustees should continue to serve as a Trustee of the Trust are discussed below.

John B. Walthausen. Mr. Walthausen has served as President of the Trust and as a Trustee since the Trust’s inception in 2008. Mr. Walthausen is Managing Director and Chief Investment Officer of Walthausen & Co., LLC, the investment adviser to the Trust, and brings to the Board over 30 years of experience in the investment management and research of small cap value equities.

Edward A. LaVarnway. Mr. LaVarnway has served on the Board of Trustees since the Trust’s inception in 2008. He brings 30 years experience in the banking and investment industries in various capacities, including conducting and supervising the creation of investment research, oversight of securities trading, equity research sales and municipal credit analysis. In addition, from 1989 to 2005 he served as a securities industry arbitrator for the NASD.

John P. Mastriani. Mr. Mastriani has served as a Trustee since July 2014. Mr. Mastriani has extensive management experience in the financial services business working in a variety of roles within several specialty firms. Mr. Mastriani has served as (i) Executive Vice President of The Ayco Company, L.P. (“Ayco”) a Goldman Sachs Company that provides financial consulting and education services (May 2012 – March 2014), (ii) Senior Vice President of Ayco (December 2003 – May 2012), (iii) Vice President of Ayco (May 1999 – December 2003), (iv) Executive Vice President of CL King and Associates (October 1994 –May 1999) (v) President of the Trust and Investment Management Group and a variety of other positions of KeyCorp and its affiliates (July 1974 – October 1994). He brings to the Board a strong knowledge of the finance industry, and substantial leadership skills.

Hany A. Shawky. Mr. Shawky joined the Board of Trustees in 2009. Mr. Shawky was the founding Director of the Center for Institutional Investment Management at the School of Business, University at Albany, NY in 2002 and continued in that role until 2007. He began his academic career at University at Albany in 1978, and is currently a full Professor of Finance and Economics. He brings to the Board a strong knowledge of the finance industry, including the investment management and mutual fund industries.

     The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Interested Trustees and Officers

Name, Address(1),	Position	Term of Office	Principal Occupation(s)	Number of	Other
and Year of Birth	with	and	During Past	Portfolios	Directorships
	the Trust	Length of	5 Years	Overseen	Held By
		Time Served		By Trustee	Trustee
During the
Past 5 Years

John B.	President	Indefinite Term,	Managing Director and Chief	2	None
Walthausen Sr.(2)	and Trustee	Since 2007	Investment Officer, Walthausen
Year of Birth:			& Co., LLC 9/1/07 to Present.
1945

Mark L. Hodge	Secretary	Indefinite Term,	Chief Compliance Officer (2007	N/A	N/A
Year of Birth:	and Chief	Since 2008	to Present) and Managing
1958	Compliance		Director (2013 to Present),
	Officer		Walthausen & Co., LLC.

Stanley M.	Treasurer	Indefinite Term,	Equity Analyst (2007 to Present)	N/A	N/A
Westhoff Jr.		Since 2011	and Managing Director (2013 to
Year of Birth:			Present), Walthausen & Co.,
1969			LLC.

(1) The address of each Trustee and Officer is c/o Walthausen Funds, 2691 Route 9, Suite 102, Malta, NY 12020.
(2) John B. Walthausen is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company
Act of 1940 by virtue of his affiliation with the Advisor.

     The following table provides information regarding the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees

Name,	Position	Term of Office	Principal Occupation(s)	Number of	Other
Address(1),	with	and	During Past	Portfolios	Directorships
and Year of Birth	the Trust	Length of	5 Years	Overseen	Held By
		Time Served		By Trustee	Trustee
During the
Past 5 Years

Edward A.	Trustee	Indefinite Term,	Retired as of 5/10/13.	2	None
LaVarnway		Since 2008	Executive Director, Fredric
Year of Birth:			Remington Art Museum,
1951			8/15/05 to 5/10/13.

John P. Mastriani	Trustee	Indefinite Term,	Executive Vice President of	2	None
Year of Birth:		Since July 2014	The Ayco Company, L.P.
1952			(“Ayco”) a Goldman Sachs
Company that provides
financial consulting and
education services, May
2012-March 2014. Senior
Vice President of Ayco,
December 2003-May 2012.

Hany A. Shawky	Trustee	Indefinite Term,	Professor of Finance at the	2	None
Year of Birth:		Since 2009	University at Albany, N.Y.
1947			Oct. 2007 to present.

(1) The address of each Trustee is c/o Walthausen Funds, 2691 Route 9, Suite 102, Malta, NY 12020.

BOARD INTEREST IN THE FUND

As of December 31, 2019 the Trustees owned the following amounts in the Fund:

Name of Trustee or Officer	Dollar Range of Securities In	Aggregate Dollar Range of
	Walthausen Focused Small Cap Value	Securities In Trust*
Fund
John B. Walthausen	Over $100,000	Over $100,000
Edward A. LaVarnway	$10,001–$50,000	Over $100,000
John P. Mastriani	None	None
Hany A. Shawky	None	None

*Includes the Walthausen Focused Small Cap Value Fund and the Walthausen Small Cap Value Fund.

COMPENSATION

     Officers and Trustees of the Fund who are deemed "interested persons" of the Trust receive no compensation from the Fund. Trustee fees are paid by the Advisor. The following table shows Trustee compensation for the Fund's fiscal year ended January 31, 2020.

Name	Aggregate Compensation from	Total Compensation from Trust
	Walthausen Focused Small Cap
	Value Fund
John B. Walthausen	$0	$0
Edward A. LaVarnway	$4,000	$8,000
John P. Mastriani	$4,000	$8,000
Hany A. Shawky	$4,000	$8,000

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. A controlling shareholder could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor. As of October __, 2020, each of the following shareholders was considered to be either a control person or principal shareholder of the Fund:

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND INSTITUTIONAL CLASS

Name and Address	Shares	Percent Ownership	Type of Ownership

As of October __, 2020, the Trustees and Officers as a group owned ____% of the outstanding shares of the Walthausen Focused Small Cap Value Fund Institutional Class.

AUDIT COMMITTEE

     The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually. The Audit Committee is comprised of the Independent Trustees as follows: Edward A. LaVarnway, John P. Mastriani and Hany A. Shawky. During the fiscal year ended January 31, 2020, the Audit Committee met three times.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Advisor may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Advisor may place portfolio transactions with brokers or dealers that promote or sell the Fund’s shares so long as such placements are made pursuant to policies approved by the Fund’s Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts. For the fiscal years ended January 31, 2018, 2019, and 2020, the Fund paid brokerage commissions of $90,940, $66,531 and $10,945, respectively.

     The portfolio turnover rate for the Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.

The calculation excludes all securities, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which enables the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve its investment objective. The portfolio turnover rate for the Fund for the two fiscal years ended January 31, 2019 and 2020 were 39.38% and 49.95% .

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Management Agreement. Due to research services provided by brokers, the Fund may direct trades to certain brokers.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable.

     The Trust and the Advisor have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code of Ethics are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code of Ethics from the SEC.

ADDITIONAL TAX INFORMATION

     The following discussion of certain U.S. federal income tax consequences is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in the Fund. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net realized capital gain, which are distributed to shareholders in accordance with the applicable timing requirements.

     The Fund intends to distribute substantially all of its net investment income (including any excess of net short-term capital gains over net long-term capital losses) and net realized capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Net realized capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.

     To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of a Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of a Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which a Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

     If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be treated as a corporation for federal income tax purposes. As such, a Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund generally would not be liable for income tax on a Fund’s net investment income or net realized capital gains in their individual capacities. However, distributions to shareholders, whether from a Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of a Fund.

     As a regulated investment company, a Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and net realized capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund’s ordinary income for the calendar year and at least 98.2% of its net realized capital gain (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to a Fund during the preceding calendar year. Under ordinary circumstances, a Fund expects to time its distributions so as to avoid liability for this tax.

     The following discussion of U.S. federal income tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are invested in IRAs or other qualified retirement plans are exempt from income taxation under the Code.

     Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term realized capital loss) generally are taxable to shareholders as ordinary income. However, distributions by the Fund to a non-corporate shareholder may be subject to income tax at the shareholder’s applicable tax rate for long-term capital gain, to the extent that the Fund receives qualified dividend income on the securities it holds, the Fund properly designates the distribution as qualified dividend income, and the Fund and the non-corporate shareholder receiving the distribution meets certain holding period and other requirements. Distributions of net realized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Trust have been held by such shareholders. Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum income tax rate of 20%. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.

     Distributions of taxable net investment income and net realized capital gain will be taxable as described above, whether received in additional cash or shares. All distributions of taxable net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

     Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the shareholder's Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

     Under the Code, a Fund will be required to report to the Internal Revenue Service all distributions of taxable income and net realized capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net realized capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax (currently, at a rate of 28%) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

     For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

     The Fund does not currently accept investments from foreign investors. However, payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

     Shareholders should consult their tax advisers about the application of federal, state, local and foreign tax law in light of their particular situation.

     Should additional series, or funds, be created by the Trustees, each fund would be treated as a separate tax entity for federal income tax purposes.

PRICING OF FUND SHARES

     The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined such valuation will represent fair value.

PURCHASES AND SALES THROUGH BROKER DEALERS

     The Fund may be purchased through broker dealers and other intermediaries. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on each Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, received the order. Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee.

ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's transfer agent has established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

CUSTODIAN

     U.S. Bank, N.A. is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Effective July 20, 2015, the Trust retained Ultimus Fund Solutions, LLC (the “Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, to provide the Fund with pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services. Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus also provides accounting and pricing services to the Fund and maintains the accounting books and records for the Fund, supplies non-investment related statistical and research data, and provides accounting information for the preparation of tax returns and reports to shareholders of the Fund. For the performance of these services, the Advisor pays Ultimus a monthly fee based upon the average value of the Fund’s daily net assets, subject to a minimum monthly fee, plus a shareholder recordkeeping fee (on a per shareholder basis) for shareholder accounts. In addition, the Advisor pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage, communication lines and all costs of external pricing services. For the fiscal year ended January 31, 2018, the Advisor paid Ultimus $79,484 for transfer agent and accounting services. For the fiscal year ended January 31, 2019, the Advisor paid Ultimus $64,273 for transfer agent and accounting services. For the fiscal year ended January 31, 2020, the Advisor paid Ultimus $63,527 for transfer agent and accounting services.

     Premier Fund Solutions, Inc. (“PFS”), 1939 Friendship Drive, Suite C, El Cajon, CA 92020, provides the Fund with administrative services. PFS acts as a liaison among the Fund’s service providers; supplies necessary office equipment, personnel and facilities; provides non-investment-related statistical and research data as needed; assists in layout and printing of semi-annual and annual reports to shareholders and in the layout and printing of prospectuses; makes required SEC filings; advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; coordinates board communications; and monitors filings of the Fund’s tax returns. The Advisor pays out-of-pocket expenses, including but not limited to, postage, envelopes, printing, reports, and record storage. For the performance of these services, the Advisor pays PFS a monthly fee based upon the average value of the Fund’s daily net assets. For the fiscal years ended January 31, 2018, 2019 and 2020, the Advisor paid PFS $41,482, $27,377 and $22,500, respectively, for administrative services for the Walthausen Focused Small Cap Value Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The firm of [______________________________], has been selected as independent registered public accounting firm for the Fund for the fiscal year ending January 31, 2021. The independent registered public accounting firm performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Rafferty Capital Markets, LLC (“RCM”), located at 1010 Franklin Avenue - 3rd Floor, Garden City, NY 11530, serves as the Fund’s agent to be the principal underwriter in connection with the offer and sale of the Fund’s shares. RCM also reviews and files all proposed advertisements and sales literature with appropriate regulators. Compensation for the services performed by RCM is paid by the Advisor from its own resources, not the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). Information contained in annual and semi-annual reports mailed to shareholders, as well as information filed with the SEC on Form N-PORT and information posted on the Fund’s website, is public information. All other information is non-public information.

     The Fund has an ongoing relationship with third party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents are the Advisor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The Fund’s Chief Compliance Officer must authorize all disclosures of portfolio holdings. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The Fund also releases information to Morningstar or other entities that track and rank mutual fund performance on a delayed basis after the information has been filed with the SEC or otherwise made public. The Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

     The Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine (i) whether it is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Advisor, or any affiliated person of the Fund, or the Advisor. Additionally, the Fund, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

FINANCIAL STATEMENTS

     The financial statements and independent registered public accounting firm’s report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund’s Annual Report to Shareholders for the year ended January 31, 2020 and the Semi-Annual Report to Shareholders for the period ended July 31,2020. You may obtain a copy of the Annual Report and Semi-Annual Report without charge by writing the Transfer Agent at P.O. Box 46707, Cincinnati, Ohio 45246-0707 or by calling 1-888-925-8428.

PROXY VOTING POLICIES

     The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund’s Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures. It is the Advisor’s policy to vote client shares primarily in conformity with Glass-Lewis & Co. recommendations in order to limit conflict of interest issues between the Advisor and its clients. Glass-Lewis & Co. and the Advisor retain a record of all recommendations. Glass-Lewis & Co. is a neutral third party that issues recommendations based on its own internal guidelines. The Advisor may vote client shares inconsistent with Glass-Lewis & Co. recommendations if it believes it is in the best interest of its clients and such a vote does not create a conflict of interest between the Advisor and its clients. In such a case, the Advisor will retain on file a written disclosure detailing why they believe Glass-Lewis & Co.’s recommendation was not in the client’s best interest. The Trust’s Proxy Voting Policy and Procedures are attached as Exhibit A. The Advisor’s Proxy Voting Policy and Procedures are attached as Exhibit B. Glass-Lewis & Co.’s Proxy Voting Guidelines are attached as Exhibit C.

MORE INFORMATION. The actual voting records relating to portfolio securities during the most recent 12-Month period ended June 30 will be available after August 31 without charge, upon request by calling toll-free, 1-888-925-8428 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-888-925-8428 and will be sent within three business days of receipt of a request.

Exhibit A WALTHAUSEN FUNDS

PROXY VOTING POLICIES AND PROCEDURES

[to be provided]

Exhibit B

WALTHAUSEN & CO.

PROXY VOTING POLICIES AND PROCEDURES

[to be provided]

Exhibit C – Glass Lewis Proxy Voting Guidelines

[to be provided]

PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a.1) Articles of Incorporation. Copy of Registrant's Agreement and Declaration of Trust was filed with Registrant's initial Registration Statement on November 13, 2007 and is hereby incorporated by reference.

(a.2) Amendment No. 1 to Registrant's Declaration of Trust which was filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on December 23, 2010, is hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's By-Laws were filed with Registrant's initial Registration Statement on November 13, 2007 and are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None.

(d) Investment Advisory Contracts.

(d.1) Copy of Registrant's Management Agreement with respect to the Walthausen Small Cap Value Fund which was filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on January 30, 2008, is hereby incorporated by reference.

(d.2) Copy of Registrant's Management Agreement with respect to the Walthausen Select Value Fund which was filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on December 23, 2010, is hereby incorporated by reference.

(d.3) Copy of Amendment to Registrant's Management Agreement with respect to the Walthausen Select Value Fund, which was filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on October 28, 2016, is hereby incorporated by reference.

(d.4) Letter Agreement with respect to Walthausen Select Value Fund Institutional Class Shares which was filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on May 29, 2020, is hereby incorporated by reference.

(d.5) Letter Agreement with respect to Walthausen Small Cap Value Fund Institutional Class Shares and Investor Class Shares which was filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on May 29, 2020, is hereby incorporated by reference.

(e) Underwriting Contracts. Distribution Agreement with Rafferty Capital Markets, LLC, which was filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on May 29, 2013, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. Copy of Registrant’s Custodial Agreement which was filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on May 28, 2015, is hereby incorporated by reference.

(h) Other Material Contracts.

(h.1) Copy of Registrant's Transfer Agency Agreement which was filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on January 30, 2008, is hereby incorporated by reference.

(h.2) Copy of Registrant's Accounting Services Agreement which was filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on January 30, 2008, is hereby incorporated by reference.

(h.2.b) Amendment to Registrant's Transfer Agency Agreement and Accounting Services Agreement which was filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on December 23, 2010, is hereby incorporated by reference.

(h.2.c) Copy of Registrant’s Transfer Agent and Shareholder Services Agreement which was filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on May 28, 2015, is hereby incorporated by reference.

(h.2.d) Copy of Registrant’s Fund Accounting Agreement which was filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on May 28, 2015, is hereby incorporated by reference.

(h.2.e) Copy of Registrant’s Blue Sky Administration Agreement which was filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on May 28, 2015, is hereby incorporated by reference.

(h.3) Copy of Registrant's Administration Servicing Agreement which was filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on January 30, 2008, is hereby incorporated by reference.

(h.3.b) Amendment to Registrant's Administration Agreement which was filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on December 23, 2010, is hereby incorporated by reference.

(h.4) Copy of Registrant's Services Agreement with respect to the Walthausen Small Cap Value Fund which was filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on May 29, 2013, is hereby incorporated by reference.

(h.5) Copy of Registrant's Services Agreement with respect to the Walthausen Select Value Fund which was filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on May 29, 2013, is hereby incorporated by reference.

(i) Legal Opinion.

(i.1) Opinion of Thompson Hine LLP which was filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on December 23, 2010, is hereby incorporated by reference.

(i.2) Consent of Thompson Hine LLP which was filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on May 29, 2020, is hereby incorporated by reference.

(j) Other Opinions. Consent of Cohen & Company, Ltd which was filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on May 29, 2020, is hereby incorporated by reference.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Copy of Registrant's Subscription Agreement between the Trust and the initial investor which was filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on January 30, 2008, is hereby incorporated by reference.

(m) Rule 12b-1 Plan. Registrants Distribution Plan under Rule 12b-1 which was filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on December 23, 2010, is hereby incorporated by reference.

(n.1) Rule 18f-3 Plan which was filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on December 23, 2010, is hereby incorporated by reference.

(n.2) Amended Rule 18f-3 Plan which was filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on October 28, 2016, is hereby incorporated by reference.

(n.3) Amended Rule 18f-3 Plan which was filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on December 27, 2018, is hereby incorporated by reference.

(o) Reserved.

(p) Code of Ethics. Copy of Walthausen Funds’ and Walthausen & Co., LLC’s Amended Code of Ethics which was filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on May 24, 2017, is hereby incorporated by reference.

(q.1) Powers of Attorney. Powers of Attorney of the Registrant, and the Officers and the Trustees of the Registrant, and a Certificate with respect thereto, which were filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on January 30, 2008, are hereby incorporated by reference.

(q.2) Power of Attorney for Hany A. Shawky, a Trustee of the Trust, which was filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on March 31, 2010, is hereby incorporated by reference.

(q.3) Power of Attorney for John P. Mastriani, a Trustee of the Trust, which was filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on May 28, 2015, is hereby incorporated by reference.

Item 29. Control Persons.

None.

Item 30. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Advisor.

(a) Walthausen & Co., LLC (the "Advisor") located at 2691 Route 9, Suite 102, Malta, NY 12020 is a registered investment advisor. It has engaged in no other business during the past two fiscal years.

(b) All substantial business activities of John B. Walthausen are described in the Registrant's Prospectus.

ITEM 32.	Principal Underwriter.

(a)	Rafferty Capital Markets, LLC (“RCM”), 1010 Franklin Avenue - 3rd Floor, Garden City, NY 11530, serves as the Trust’s principal underwriter. RCM also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Adirondack Funds, Direxion Funds, FMI Funds Inc., Leuthold Funds, PFS Funds, Reynolds Funds, and Sparrow Funds.

(b)	The following table identifies the Officers of RCM and their positions, if any, with the Trust. The business address of each of these individuals is 1010 Franklin Avenue - 3rd Floor, Garden City, NY 11530.

Name                                 Position with Underwriter                    Position with Trust

Kathleen Rafferty President None

Stephen P. Sprague Chief Financial Officer None

(c)	No commissions or other compensation were received, directly or indirectly, from the Registrant during the most recent fiscal year by the principal underwriter.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the U.S. Bank, 425 Walnut Street, Cincinnati, Ohio 45202.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California on the 4th day of August, 2020.

WALTHAUSEN FUNDS

By: /s/ Jeffrey R. Provence
     Jeffrey R. Provence, Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities indicated on the 4th day of August, 2020.

Signature	Title	Date

John B. Walthausen*	President and Principal Executive Officer,
& Trustee

Edward A. LaVarnway*	Trustee

John P. Mastriani*	Trustee

Hany A. Shawky*	Trustee

/s/ Stanley M. Westhoff Jr.	Treasurer and Chief Financial Officer /	August 4, 2020
Stanley M. Westhoff Jr.	Principal Financial Officer

*By: /s/ Jeffrey R. Provence
Jeffrey R. Provence, Attorney-in-Fact
Date: August 4, 2020